Unaudited Quarterly Results	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
Unaudited Quarterly Results of Operations
The following tables set forth certain unaudited financial data for the Company's quarterly operations in 2019 and 2018. The following information has been prepared on the same basis as the annual information presented elsewhere in this report and, in the opinion of management, includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the information for the quarterly periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

(amounts in thousands)	(Unaudited) 2019 Quarter Ended				(Unaudited) 2018 Quarter Ended
	First Quarter (1)	Second Quarter (2)	Third Quarter (3)	Fourth Quarter (4)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$50,474	$50,614	$63,227	$60,264	$54,253	$60,614	$62,464	$65,171
Operating (loss) income	(6,262)	(3,337)	8,762	(20,615)	4,468	12,049	12,987	13,806

Net (loss) income	(3,471)	34,969	(1,928)	15,084	(5,772)	800	(353)	(7,373)

Basic (loss) earnings per share	$(0.05)	$0.52	$(0.03)	$0.22	$(0.08)	$0.01	$(0.01)	$(0.11)

Diluted (loss) earnings per share	$(0.05)	$0.50	$(0.03)	$0.21	$(0.08)	$0.01	$(0.01)	$(0.11)

Basic weighted average common shares outstanding	67,464	67,730	68,462	68,675	72,702	72,494	72,749	69,387
Diluted weighted average common shares outstanding	67,464	69,301	68,462	70,301	72,702	74,718	72,749	69,387
Earnings per share for quarterly periods are based on the weighted average common shares outstanding in individual quarters; thus, the sum of earnings per share of the quarters may not equal the amounts reported for the full year.

(1)	First quarter 2019 results include a loss / write down on assets held for sale of $7.5 million.

(2)	Second quarter 2019 results include a loss / write down on assets held for sale and the write-off of deferred financing costs related to vessels sold totaling $5.2 million.

(3)	Third quarter 2019 results include the reversal of a loss / write down on assets held for sale of $0.2 million.

(4)	Fourth quarter 2019 results include a loss / write down on assets held for sale and the write-off of deferred financing costs related to vessels sold totaling $25.5 million.